Income taxes (Earnings and income taxes by jurisdiction) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ 777,261,000	$ 256,716,000
Current income taxes	10,757,000	33,578,000
Deferred income taxes (recovery)	176,962,000	51,296,000
Income tax expense	187,719,000	84,874,000
Canada [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	783,843,000	401,080,000
Current income taxes	2,100,000	24,149,000
Deferred income taxes (recovery)	180,805,000	39,115,000
Foreign [Member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(6,582,000)	(144,364,000)
Current income taxes	8,657,000	9,429,000
Deferred income taxes (recovery)	(3,843,000)	12,181,000
Switzerland [Member]
Disclosure of geographical areas [line items]
Income tax expense	$ 3,307,800	$ 4,005,000